Schedule of reconciliations of the statutory income tax rate percentage and effective income tax rate percentage (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense at Labuan statutory rate	(0.20%)		0.80%	0.70%
Income tax expense at Malaysia statutory rate	(5.20%)	16.80%	17.60%	19.00%
Income tax expense at Singapore statutory rate	(1.20%)	(0.50%)	3.20%	2.40%
Other adjustments	5.50%	(5.30%)	21.40%	(4.80%)
Other deferred tax adjustments	0.80%	(12.00%)	(0.30%)	0.40%
Other exemption, rebate and credit		0.10%	(0.70%)	(1.50%)
(Over) Under provision in prior years	18.20%	2.50%	(0.90%)	4.50%
Income tax expense (benefit), net	17.90%	1.60%	41.10%	20.70%